Derivative Liabilities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Adjustment to additional paid-in capital upon conversion and modification	$ (1,702,400)
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Beginning liability balance	420,360
Loss on change in fair value of derivative liabilities	2,299,020
Recognition of conversion feature liability		912,330
Gain on derivative liabilities resulting from accelerated amortizations	(1,016,980)
Net realized gain on conversion feature liabilities		(47,242)
Net unrealized gain on conversion feature liabilities		(444,728)
Adjustment to additional paid-in capital upon conversion and modification	(1,702,400)
Ending balance		$ 420,360